SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Secured Borrowings [Abstract]
Net carrying value		$ 2,029,675	$ 1,831,985
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		2,058,891
Unamortized debt discount and loan costs		(29,216)	(33,439)
Net carrying value		2,029,675	1,831,985
Accrued interest		6,600	5,200
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 101,551	$ 139,741
Weighted average interest rate	[1]	3.06%	3.36%
Maturity date		Nov. 14, 2033
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 153,176	$ 171,509
Weighted average interest rate	[1]	4.47%	4.14%
Maturity date		Nov. 14, 2018
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 49,080	$ 56,146
Weighted average interest rate	[1]	5.53%	5.45%
Maturity date		Oct. 28, 2020
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 431,271	$ 404,016
Weighted average interest rate	[1]	4.25%	4.41%
Maturity date		Feb. 28, 2023
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 331,768	$ 0
Weighted average interest rate	[1]	3.15%	0.00%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 86,520	$ 113,045
Weighted average interest rate	[1]	3.41%	2.88%
Maturity date		Feb. 26, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 905,525	$ 980,967
Weighted average interest rate	[1]	3.83%	3.50%
Maturity date, range start date		Sep. 30, 2019
Maturity date, range end date		Jun. 30, 2028

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.